Summary of significant accounting policies (Details)	Dec. 31, 2022 USD ($)
Property [Member]
Statement [Line Items]
Estimated Useful Life	$ 20
Leasehold improvements [Member]
Statement [Line Items]
Estimated Useful Life	5
Vehicles [Member]
Statement [Line Items]
Estimated Useful Life	5
Office equipment and furniture [Member] | Minimum [Member]
Statement [Line Items]
Estimated Useful Life	3
Office equipment and furniture [Member] | Maximum [Member]
Statement [Line Items]
Estimated Useful Life	$ 5